Expense Example - FidelityEnduringOpportunitiesFund-PRO - FidelityEnduringOpportunitiesFund-PRO - Fidelity Enduring Opportunities Fund - Fidelity Enduring Opportunities Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 97
3 years	380
5 years	700
10 years	$ 1,607